Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2021
Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2021
Document Effective Date	Jun. 25, 2021
Prospectus Date	Jun. 25, 2021
Schwab® Global Real Estate Fund | Schwab Global Real Estate Fund
Prospectus:
Trading Symbol	SWASX